SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowances for Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning balance	$ 621
Write off during the year	621		101
Closing balance		$ 621